Note 12 - Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Years Ended December 31
	2022	2021
	A$	A$
Major product/service lines
Coagulation testing products	2,366,331	2,667,541
Laboratory testing services	1,145,560	1,962,354
Wine testing products	1,013,071	1,147,856
	4,524,962	5,777,751

Timing of revenue recognition
Products and services transferred at a point in time	4,524,962	5,777,751
	4,524,962	5,777,751

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	December 31,
	2022	2021
	A$	A$
Receivables	974,323	476,164
Contract liabilities	29,851	38,431
	Years Ended December 31,
	2022	2021
	A$	A$
Contract Liabilities - Current
Opening balance	38,431	1,628,426
Closing balance	29,851	38,431
Net increase/(decrease)	(8,580)	(1,589,995)